[Graphic of Planet]

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999



                                 AUSTIN GLOBAL
                                  EQUITY FUND







                                     FORUM
                                     FUNDS

AUSTIN GLOBAL EQUITY FUND
SEMI-ANNUAL REPORT
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

Two Portland Square                                 Shareholder Inquiries
Portland, ME  04101                                 Forum Shareholder
Services, LLC                                       P.O. Box 446
800-943-6786                                        Portland, ME  04112
                                                    207-879-0001
                                                    800-94FORUM
--------------------------------------------------------------------------------


Dear Fellow Shareholder:


It is a pleasure to report that Austin Global Equity Fund (the "Fund") has sustained a 5 star Morningstar Rating(TM) among 1,025 and 565 international equity funds for the 3- and 5-year periods ended September 30, 1999, respectively.* We can be justly proud of the record to date and can only strive to continue it in the future. For your review, we present a comparison to various indices on a compounded annualized rate of return basis:

                                                                                               Since Inception
                                                        One Year         Five Year            December 8, 1993
      Austin Global Equity Fund*                         28.16%           18.01%                  15.70%
      Morgan Stanley Capital International
           World Index (MSCI)*                           29.47%           15.91%                  15.54%
      Standard and Poor's 500 Index (S&P 500)*           27.79%           25.01%                  21.61%

As of September 30, 1999,  the Fund's common stock regional  concentration  was:
Europe, 36.0%; US, 32.7%; Asia Pacific, 20.4%; Latin America, 4.2%. Regarding specific industries, the Fund remains focused on the broad telecommunications area, inclusive of landline service providers, wireless operator and software and hardware manufacturers. Another area of concentration is the financial services industry, which includes banks and insurers.

We present on the next page an aging of the holdings in the Fund. We believe the chart reveals a lot about the Fund's ability to adhere to its long-term investment concept. This is not to say that there are not disappointments necessitating sales for better opportunities. Other reasons for sales include additional appreciation believed too remote or at greater risk than deemed reasonable to take; and the need to take losses to off-set realized capital gains - managing the Fund's investment tax consequences efficiently.

                                               FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
SHAREHOLDER LETTER (concluded)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


                                                      Longevity Chart
                                              (Assets held one year or longer)

                            Year of                   Value at                        % of Total Assets
                            Purchase              September 30, 1999                at September 30, 1999
                           ---------              ------------------                ---------------------
                             1994                    $1,326,600                             5.2%
                             1995                    $2,883,898                            11.3%
                             1996                    $1,762,520                             6.9%
                             1997                    $4,295,256                            16.9%
                             1998                    $4,578,435                            18.0%

The dollar value indicated for each year is not high relative to today's mutual funds. However, it must be remembered the history of your Fund is one of a modest beginning only six years ago, in December 1993.

Worldwide securities markets remain volatile. This factor emphasizes the need to take a long-term view to investing - a buy/ hold strategy. To believe otherwise would entail convincing oneself that a market timing scheme could predict market and common stock swings with a high degree of accuracy. We do not believe such a system exists to handle the present day volatility.



/s/ Peter A. Vlachos

Peter A. Vlachos
President
Austin Investment Management, Inc.




* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999, and are subject to change monthly. Morningstar returns are calculated from the funds' 3-, 5- and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Fund received 5 stars for the 3- and 5-year periods ended September 30, 1999. The top 10% of funds in a broad asset class receive five stars.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Returns are annualized and include the reinvestment of dividends and capital gain distributions. For the periods reported, some of the Fund's fees were waived or expenses reimbursed, otherwise total return would have been lower.

The Morgan Stanley Capital International World Index measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The Standard and Poor's 500 Index represents the average performance of 500 widely held securities. These indices are unmanaged and it is not possible to invest directly in any index.



                                               FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCK (95.8%)

     SHARES                            SECURITY DESCRIPTION                               COST                  VALUE
-----------------    ---------------------------------------------------------     ------------------     ------------------
                     ARGENTINA (0.0%)
              40     Buenos Aires Embotelladora SA ss.                              $              -       $              -
                                                                                   ------------------     ------------------

                     AUSTRALIA (1.0%)
          10,000     Telstra Corp. Ltd., ADR                                                 145,158                263,750
                                                                                   ------------------     ------------------

                     BRAZIL (1.2%)
           4,000     Telecomunicacoes Brasileiras SA - Telebras, ADR *                           504                    125
           4,000     Telecomunicacoes Brasileiras SA - Telebras, ADR -
                        Preferred Block                                                      454,096                299,750
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             454,600                299,875
                                                                                   ------------------     ------------------
                     FINLAND (2.1%)
           6,000     Nokia Corp., ADR                                                        196,117                538,875
                                                                                   ------------------     ------------------

                     FRANCE (5.0%)
           1,125     Air Liquide *                                                           178,957                178,519
           1,000     Air Liquide, ADR                                                         33,812                 31,736
             100     Immobiliere Marseillaise *                                              180,868                211,880
           2,000     L'OREAL, ADR                                                            216,811                255,383
           1,500     Simco SA *                                                              125,430                127,799
           5,000     Societe du Louvre *                                                     317,170                330,147
             167     Taittinger SA *                                                         138,418                116,405
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                           1,191,466              1,251,869
                                                                                   ------------------     ------------------
                     GERMANY (3.2%)
           3,000     Mannesmann AG*                                                          453,382                479,245
           8,000     RWE AG, ADR                                                             278,674                337,387
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             732,056                816,632
                                                                                   ------------------     ------------------
                     GREECE (2.3%)
           5,980     EFG Eurobank *                                                          308,199                285,227
           1,175     Ergo Bank SA                                                            161,425                111,592
             590     Interamerican SA                                                         13,094                 51,530
           5,000     Panafon Hellenic Telecom SA, GDR *                                      162,985                136,138
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             645,703                584,487
                                                                                   ------------------     ------------------
                     HONG KONG (0.4%)
          87,120     Hong Kong and China Gas Co. Ltd., ADR                                    85,000                106,548
                                                                                   ------------------     ------------------

                     IRELAND (2.3%)
          10,000     eircom plc, ADR *                                                       196,850                171,875
          10,000     Esat Telecom Group plc, ADR *                                           143,750                397,500
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             340,600                569,375
                                                                                   ------------------     ------------------
                     ISRAEL ( 1.3%)
           4,000     Check Point Software Technologies Ltd. *                                218,750                337,750
                                                                                   ------------------     ------------------

                     ITALY (4.1%)
         150,000     Telecom Italia Mobile SpA *                                             185,989                932,925
               7     Telecom Italia SpA *                                                         20                     61
           1,277     Telecom Italia SpA, ADR                                                  36,100                110,061
                                                                                   ------------------     ------------------
                                                                                             222,109              1,043,047
                                                                                   ------------------     ------------------
                     JAPAN (16.3%)
          50,000     Bank of Tokyo-Mitsubishi Ltd., ADR                                      603,987                765,625
           3,000     NEC Corp., ADR                                                          177,930                301,500
           5,000     Nippon Telegraph & Telephone Corp., ADR                                 279,050                308,438
          20,000     Nisshinbo Industries, Inc.                                              194,872                 98,622

See Notes to Financial Statement               FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited) (continued)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

     SHARES                            SECURITY DESCRIPTION                               COST                  VALUE
-----------------    ---------------------------------------------------------     ------------------     ------------------
                     COMMON STOCK (CONTINUED)
                     JAPAN (CONTINUED)
           6,000     NTT Mobile Communication Network, Inc., ADR                           $ 264,560              $ 591,734
           4,500     Sony Corp., ADR                                                         395,224                675,281
          11,000     Tokio Marine & Fire Insurance Co. Ltd., ADR                             582,285                632,500
          12,000     Toyota Motor Corp., ADR                                                 670,970                748,500
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                           3,168,878              4,122,200
                                                                                   ------------------     ------------------
                     LUXEMBOURG (1.8%)
           3,500     Societe Europeenne des Satellites, FDR *                                592,671                462,205
                                                                                   ------------------     ------------------

                     MALAYSIA (0.3%)
          10,000     Nestle (Malaysia) Berhad *                                               66,728                 35,001
          15,000     Telekom Malaysia Berhad *                                                68,750                 38,883
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             135,478                 73,884
                                                                                   ------------------     ------------------
                     NETHERLANDS (5.2%)
           5,065     Aegon NV, ADR                                                           113,966                438,123
           3,000     Equant NV *                                                             227,993                244,125
              69     Koninklijke KPN NV, ADR                                                   2,186                  3,071
           8,000     Royal Dutch Petroleum Co.                                               365,753                472,500
           2,000     STMicroelectronics NV                                                   154,975                148,000
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             864,873              1,305,819
                                                                                   ------------------     ------------------
                     POLAND (0.5%)
          25,000     Telekomunikacja Polska SA, GDR                                          120,200                122,637
                                                                                   ------------------     ------------------

                     SINGAPORE (0.4%)
          10,000     Singapore Airlines Ltd. *                                                95,566                 97,620
                                                                                   ------------------     ------------------

                     SOUTH KOREA (1.2%)
          10,000     Korea Electric Power Corp., ADR                                         174,250                160,625
           5,000     Korea Telecom Corp., ADR *                                              137,800                185,000
                                                                                   ------------------     ------------------
                                                                                             312,050                345,625
                                                                                   ------------------     ------------------
                     SPAIN (1.3%)
           5,000     Endesa SA, ADR                                                          135,612                 95,625
           4,681     Telefonica De Espana SA, ADR *                                          234,090                224,698
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             369,702                320,323
                                                                                   ------------------     ------------------
                     SWITZERLAND (2.9%)
              35     Bank Fuer Internationalen Zahlungsausgleich *                           253,900                214,584
           3,000     Roche Holdings Ltd., ADR                                                195,000                347,166
           5,000     Swisscom AG, ADR                                                        141,800                157,187
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                             590,700                718,937
                                                                                   ------------------     ------------------
                     TAIWAN ( 1.2%)
          10,150     Taiwan Semiconductor Manufacturing Co. Ltd., ADR *                      313,617                299,425
                                                                                   ------------------     ------------------

                     UNITED KINGDOM (9.1%)
          12,322     Allied Zurich plc, ADR                                                  321,042                286,133
           5,000     BOC Group plc, ADR                                                      149,050                208,125
          67,187     British Energy plc                                                      222,223                455,881
          75,000     British Energy plc, A Shares                                             24,105                 71,640
           6,000     HSBC Holdings plc, ADR                                                  303,000                343,737
           6,000     News Corp. Ltd., ADR                                                    181,110                170,625
           5,000     Rio Tinto plc, ADR                                                      210,112                355,000
           4,000     SmithKline Beecham plc, ADR                                             256,240                230,500
           4,464     Unilever plc, ADR                                                       205,425                171,585
                                                                                   ------------------     ------------------
                                                                                   ------------------     ------------------
                                                                                           1,872,307              2,293,226
                                                                                   ------------------     ------------------

See notes to Financial Statements              FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited) (concluded)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

     SHARES                            SECURITY DESCRIPTION                               COST                  VALUE
-----------------    ---------------------------------------------------------     ------------------     ------------------
                     COMMON STOCK (CONTINUED)
                     UNITED STATES (32.7%)
           4,000     Alcoa, Inc.                                                           $ 154,350              $ 248,250
          30,000     Bank of New York Co., Inc.                                              272,812              1,003,125
          18,000     Cisco Systems, Inc. *                                                   176,750              1,234,125
           6,000     Comcast Corp.*                                                          170,055                239,250
           5,000     E. piphany, Inc. *                                                       80,000                243,753
           3,000     Home Depot, Inc.                                                        117,180                205,875
           8,000     Intel Corp.                                                             271,500                594,500
          24,000     InterWorld Corp. *                                                      369,375                867,000
           2,000     JDS Uniphase Corp. *                                                    181,300                227,625
           3,000     Johnson & Johnson                                                       220,930                275,625
          40,000     Kos Pharmaceuticals, Inc. *                                             492,813                193,752
          14,950     Lucent Technologies, Inc.                                               332,735                969,881
          10,000     MCI WorldCom, Inc. *                                                    502,110                718,750
           4,000     Microsoft Corp. *                                                       130,330                362,250
           9,000     Qwest Communications International, Inc. *                              263,972                266,062
          10,000     Schlumberger Ltd.                                                       397,005                623,125
                                                                                   ------------------     ------------------
                                                                                           4,133,217              8,272,948
                                                                                   ------------------     ------------------

                   Total Common Stock                                                     16,800,818             24,247,057
                                                                                   ------------------     ------------------


FIXED RATE CONVERTIBLE BONDS (2.8%)

    PRINCIPAL
-----------------
                     NETHERLANDS (0.9%)
        $400,000     Koninklijke Ahold NV, 3.00%, 9/30/03                                    216,532                227,746
                                                                                   ------------------     ------------------

                     UNITED KINGDOM (0.6%)
         100,000     Telewest plc, 5.25%, 2/19/07                                            175,370                153,162
                                                                                   ------------------     ------------------

                     UNITED STATES (1.3%)
         300,000     Bell Atlantic Financial, 4.25%, 9/15/05                                 297,869                315,750
                                                                                   ------------------     ------------------

                   Total Fixed Rate Convertible Bonds                                        689,771                696,658
                                                                                   ------------------     ------------------

SHORT-TERM HOLDINGS (1.4%)

     SHARES
-----------------
         357,485     BT Pyramid Money Market Fund                                            357,485                357,485
                                                                                   ------------------     ------------------


Total Investments (100.0%)                                                              $ 17,848,074            $25,301,200
                                                                                   ==================     ==================


 * Non-income producing security
ss. Received shares as part of a class action settlement
ADR - American Depositary Receipt
FDR - Foreign Depositary Receipt
GDR - Global Depositary Receipt



Notes to Financial                             FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------




ASSETS
       Investments (Note 2):
           Investments, at cost                                                                             $ 17,848,074
           Net unrealized appreciation                                                                         7,453,126
                                                                                                       ------------------

       Total investments, at value                                                                            25,301,200

       Cash                                                                                                       91,896
       Receivable for Fund shares issued                                                                          11,108
       Interest, dividends and other receivables                                                                  55,856
       Prepaid expenses                                                                                            8,347
                                                                                                       ------------------

Total Assets                                                                                                  25,468,407
                                                                                                       ------------------

LIABILITIES
       Payable to adviser (Note 3)                                                                                31,415
       Payable to administrator (Note 3)                                                                           5,236
       Accrued expenses and other liabilities                                                                     49,727
                                                                                                       ------------------

Total Liabilities                                                                                                 86,378
                                                                                                       ------------------

NET ASSETS                                                                                                   $25,382,029
                                                                                                       ==================


COMPONENTS OF NET ASSETS
       Paid-in capital                                                                                      $ 17,969,526
       Undistributed net investment loss                                                                         (54,327)
       Unrealized appreciation of investments                                                                  7,453,126
       Accumulated net realized gain                                                                              13,704
                                                                                                       ------------------

NET ASSETS                                                                                                   $25,382,029
                                                                                                       ==================

SHARES OF BENEFICIAL INTEREST                                                                                  1,428,027

NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE                                                                                           $ 17.77





See Notes to Financial Staements               FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS (unaudited)
PERIOD ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------





INVESTMENT INCOME
     Dividend income                                                                                       $ 207,909
     Interest income                                                                                          32,436
                                                                                                   ------------------
Total Investment Income                                                                                      240,345
                                                                                                   ------------------

EXPENSES
     Investment advisory (Note 3)                                                                            184,317
     Administration (Note 3)                                                                                  30,720
     Transfer agent (Note 3)                                                                                   8,556
     Custody                                                                                                   7,990
     Accounting (Note 3)                                                                                      18,000
     Audit                                                                                                    10,842
     Legal                                                                                                     2,585
     Trustees                                                                                                  1,164
     Miscellaneous                                                                                            30,498
                                                                                                   ------------------

Total Expenses                                                                                               294,672
                                                                                                   ------------------

NET INVESTMENT LOSS                                                                                          (54,327)
                                                                                                   ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
     Net realized gain on investments sold                                                                   157,262
     Net realized loss on foreign currency transactions                                                       (1,635)
     Net change in unrealized appreciation of investments                                                  1,528,605
                                                                                                   ------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                                                                     1,684,232
                                                                                                   ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 1,629,905
                                                                                                   ==================










See Notes to Financial Statements              FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------


                                                             April 1, 1999 -          April 1, 1998 -
                                                           September 30, 1999         March 31, 1999
                                                         -----------------------   ---------------------

NET ASSETS, Beginning of Period                                    $ 22,014,143            $ 15,378,962
                                                         -----------------------   ---------------------

OPERATIONS
     Net investment income (loss)                                       (54,327)                167,976
     Net realized gain on investments sold
        and foreign currency transactions                               155,627                 526,217
     Net change in unrealized appreciation of
        investments and foreign currency transactions                 1,528,605                 914,315
                                                         -----------------------   ---------------------

Net increase in net assets resulting
     from operations                                                  1,629,905               1,608,508
                                                         -----------------------   ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                    -                (167,976)
     Net realized gain on investments                                         -                (989,542)
     Return of capital                                                        -                (137,811)
                                                         -----------------------   ---------------------

Total distributions to shareholders                                           -              (1,295,329)
                                                         -----------------------   ---------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                   2,551,502               5,240,038
     Reinvestment of distributions                                            -               1,295,329
     Redemption of shares                                              (813,521)               (213,365)
                                                         -----------------------   ---------------------

Net increase from capital share transactions                          1,737,981               6,322,002
                                                         -----------------------   ---------------------

Net increase in net assets                                            3,367,886               6,635,181
                                                         -----------------------   ---------------------

NET ASSETS, End of Period (a)                                      $ 25,382,029            $ 22,014,143
                                                         =======================   =====================

SHARE TRANSACTIONS
         Sale of shares                                                 148,225                 313,176
         Reinvestment of distributions                                        -                  82,420
         Redemption of shares                                           (48,153)                (12,909)
                                                         -----------------------   ---------------------

Net increase in shares                                                  100,072                 382,687
                                                         =======================   =====================

(a)  Undistributed net investment income (loss)                       $ (54,327)                      -
                                                         =======================   =====================






See Notes to Financial Staements               FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS (unaudited)
-------------------------------------------------------------------------------


Selected per share data and ratios for a share outstanding throughout each period.

                                                                                 Nine
                                           Six Months      Year       Year      Months      Year       Year      Period
                                              Ended        Ended      Ended      Ended      Ended      Ended      Ended
                                           September 30,  March 31,  March 31,  March 31,  June 30,   June 30,   June 30,
                                              1999         1999       1998       1997       1996       1995      1994 (c)
                                           ------------   --------   --------   --------   --------   --------   --------

NET ASSET VALUE, BEGINNING OF PERIOD            $16.58     $16.27     $12.84     $13.19     $11.60      $9.80     $10.00
                                           ------------   --------   --------   --------   --------   --------   --------

INVESTMENT OPERATIONS
    Net investment income (loss)                 (0.04)      0.15      (0.07)     (0.11)     (0.12)      0.04 (b)  (0.03)
    Net realized and unrealized gain (loss)
         on investments                           1.23       1.32       4.95       0.86       1.98       1.76      (0.17)
                                           ------------   --------   --------   --------   --------   --------   --------

Total from Investment Operations                  1.19       1.47       4.88       0.75       1.86       1.80      (0.20)
                                           ------------   --------   --------   --------   --------   --------   --------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                            -      (0.14)         -          -          -          -          -
    Net realized gain on investments
         and foreign currency transactions           -      (0.90)     (1.45)     (1.10)     (0.27)         -          -
    Return of capital                                -      (0.12)         -          -          -          -          -
                                           ------------   --------   --------   --------   --------   --------   --------

Total Distributions to Shareholders                  -      (1.16)     (1.45)     (1.10)     (0.27)         -          -
                                           ------------   --------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                  $17.77     $16.58     $16.27     $12.84     $13.19     $11.60      $9.80
                                           ============   ========   ========   ========   ========   ========   ========

TOTAL RETURN                                     7.18%      9.51%     39.88%      5.38%     16.22%     18.37%      3.57% (a)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at End of Period (000's omitted)    $25,382     $22,014    $15,379    $10,289    $10,326    $8,474     $7,646

Ratios To Average Net Assets:
    Expenses,including reimbursement/
         waiver of fees                          2.39% (a)  2.42%      2.50%      2.50% (a)  2.50%      2.50%      2.36% (a)
    Expenses, excluding reimbursement/
         waiver of fees                          2.39% (a)  2.42%      2.69%      3.38% (a)  3.25%      3.19%      4.18% (a)
    Net investment income (loss), including
         reimbursement/waiver of fees            (0.44)(a)  0.92%     (0.50%)    (1.09%)(a) (0.98%)    (0.41%)    (0.83%)(a)

PORTFOLIO TURNOVER RATE                            14%        51%        57%        45%        94%        35%         2%


-------------------------------------------


(a) Annualized.
(b) Calculated using the weighted average shares outstanding.
(c) For the period December 8, 1993 (commencement of operations) through June 30, 1994.






See Notes to Financial Statements              FORUM FUNDS[Registered Trademark]

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds(Registered Trademark) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. Included in this report is Austin Global Equity Fund (the "Fund"), a diversified series of the Trust. The Fund commenced operations on December 8, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Generally, dividend income is recorded on the ex-dividend date. Ccertain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain or loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.



                                               FORUM FUNDS[Registered Trademark]
                                       10
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AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
SEPTEMBER 30, 1999
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NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3. ADVISORY FEES, SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Austin Investment Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.25% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $12,000, plus certain shareholder account fees.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FFS receives no compensation for its distribution services. Prior to March 1, 1999, Forum Financial Services, Inc. provided distribution services to the Fund for which it received no compensation.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000, plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions made by the Fund.

NOTE 4. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, totaled $4,780,370 and $3,283,094, respectively, for the six months ended September 30, 1999.

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1999, was the same as for financial reporting purposes. The aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation for all securities were $8,651,740 and $1,198,614, respectively.







                                               FORUM FUNDS[Registered Trademark]
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                                               FORUM FUNDS[Registered Trademark]
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FOR MORE INFORMATION                                                      FORUM
                                                                          FUNDS


       INVESTMENT ADVISOR                             AUSTIN GLOBAL EQUITY FUND
Austin Investment Management, Inc.                       [Graphic of Moon]
  375 Park Avenue, Suite 2102
    New York, NY 10152-2198




       TRANSFER AGENCY
Forum Shareholder Services, LLC
     Two Portland Square
     Portland, ME 04101




         DISTRIBUTOR
   Forum Fund Services, LLC
     Two Portland Square
     Portland, ME 04101



This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund's prospectus.










          [Logo]
        Forum Funds
       P.O. Box 446
     Portland, ME 04112
        800-94FORUM
       800-943-6786
       207-879-0001
     www.forumfunds.com
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